Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(1)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(3)	Net Loss ($)(4)
2024	$14,663,975	$8,133,828	$538,238	$179,152	$111.05	$44,413,222
2023	$3,400,200	$3,400,200	$1,711,915	$3,193,184	$548.77	$41,990,016
2022	$1,310,310	$1,310,310	$385,176	$450,468	$122.81	$4,628,520

Named Executive Officers, Footnote [Text Block]

(1)	For each fiscal year, represents amount reported for our principal executive officer (“PEO”) and average amount reported for our non-PEO NEOs, in each case in the Total column of the Summary Compensation Table. For all years, our PEO was the Company’s Chairman and Chief Executive Officer, Marc Fogassa. Our non-PEO NEOs for each of these fiscal years were as follows: 2024 - Tiago Miranda, Gustavo Aguiar, Igor Tkachenko and Brian Talbot; 2023 - Gustavo Aguiar, Igor Tkachenko and Brian Bernier; 2022 – Gustave Aguiar and Brian Bernier. Certain amounts for Mr. Fogassa in 2023 have been revised from those previously reported as disclosed in the footnotes to the Summary Compensation Table.

PEO Total Compensation Amount	[1]	$ 14,663,975	$ 3,400,200	$ 1,310,310
PEO Actually Paid Compensation Amount	[1],[2]	$ 8,133,828	3,400,200	1,310,310
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid to PEO	2024	2023	2022
Summary Compensation Table Total	$14,663,975	$3,400,200	$1,310,310
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$13,099,178	$2,741,196	$921,165
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$0	$0	$0
Plus, fair value as of vesting date of equity awards granted and vested in the year	$6,569,031	$2,741,196	$921,165
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$0	$0	$0
Plus (less), change in fair value from fiscal year end until the vesting date of equity awards granted in prior years that vested in the year	$0	$0	$0
Less, the year-end fair value of equity awards granted in prior years that failed to meet the vesting conditions in the year	$0	$0	$0
Plus, the dollar value of dividends or other earnings on awards during the year	$0	$0	$0
Compensation Actually Paid to the PEO	$8,133,828	$3,400,200	$1,310,310

Non-PEO NEO Average Total Compensation Amount	[1]	$ 538,238	1,711,915	385,176
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 179,152	3,193,184	450,468
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Compensation Actually Paid to Non-PEO NEOs	2024	2023	2022
Summary Compensation Table Total	$538,238	$1,711,915	$385,176
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$270,676	$1,466,386	$247,275
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$63,300	$1,389,205	$297,567
Plus, fair value as of vesting date of equity awards granted and vested in the year	$380,875	$995,697	$15,000
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(98,061)	$516,063	$0
Plus (less), change in fair value from fiscal year end until the vesting date of equity awards granted in prior years that vested in the year	$(102,104)	$46,690	$0
Less, the year-end fair value of equity awards granted in prior years that failed to meet the vesting conditions in the year	$332,420	$0	$0
Plus, the dollar value of dividends or other earnings on awards during the year	$0	$0	$0
Compensation Actually Paid to the Non-PEO NEOs	$179,152	$3,193,184	$450,468

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative Total Shareholder Return

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our cumulative total stockholder return for the fiscal years ended December 31, 2024, 2023 and 2022. Total stockholder return amounts reported in the graph assume an initial fixed investment of $100 on December 31, 2021.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Loss

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our net loss for the fiscal years ended December 31, 2024, 2023 and 2022.

Total Shareholder Return Amount	[3]	$ 111.05	548.77	122.81
Net Income (Loss) Attributable to Parent	[4]	$ 44,413,222	$ 41,990,016	$ 4,628,520
PEO Name		Marc Fogassa	Marc Fogassa	Marc Fogassa
PEO [Member] | Value of “Stock Awards” and “Option Awards” Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 13,099,178	$ 2,741,196	$ 921,165
PEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,569,031	2,741,196	921,165
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Change in Fair Value from Fiscal Year End Until the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | The Year-End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet the Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | The Dollar Value of Dividends or Other Earnings on Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Value of “Stock Awards” and “Option Awards” Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		270,676	1,466,386	247,275
Non-PEO NEO [Member] | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		63,300	1,389,205	297,567
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		380,875	995,697	15,000
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(98,061)	516,063	0
Non-PEO NEO [Member] | Change in Fair Value from Fiscal Year End Until the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(102,104)	46,690	0
Non-PEO NEO [Member] | The Year-End Fair Value of Equity Awards Granted in Prior Years that Failed to Meet the Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		332,420	0	0
Non-PEO NEO [Member] | The Dollar Value of Dividends or Other Earnings on Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0

[1]	For each fiscal year, represents amount reported for our principal executive officer (“PEO”) and average amount reported for our non-PEO NEOs, in each case in the Total column of the Summary Compensation Table. For all years, our PEO was the Company’s Chairman and Chief Executive Officer, Marc Fogassa. Our non-PEO NEOs for each of these fiscal years were as follows: 2024 - Tiago Miranda, Gustavo Aguiar, Igor Tkachenko and Brian Talbot; 2023 - Gustavo Aguiar, Igor Tkachenko and Brian Bernier; 2022 – Gustave Aguiar and Brian Bernier. Certain amounts for Mr. Fogassa in 2023 have been revised from those previously reported as disclosed in the footnotes to the Summary Compensation Table.
[2]	Amounts represent Compensation Actually Paid to our PEO and the average Compensation Actually Paid to our non-PEO NEOs for the relevant fiscal year. To calculate the Compensation Actually Paid, the following adjustments were made to the amounts reported in the Total column of the Summary Compensation Table for the applicable fiscal year, as shown in the tables below.
[3]	Total shareholder return is calculated for each year based on a fixed investment of $100 from the beginning of the earliest year in the table (December 31, 2022) through the end of each applicable year in the table, assuming reinvestment of dividends.
[4]	The net loss disclosed for the year ended December 31, 2023 has been revised from $41,393,525 as previously reported to $41,990,016 as a result of the restatement of the financial statements for the year ended December 31, 2023, as reported in the Company’s Form 10-K/A.